DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Fair value of financial liabilities

	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$9,493,307	$-	$ -	$9,493,307

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$1,301,138	$-	$ -	$1,301,138

Derivative Liabilities Assumptions Used

Balance, January 1, 2016	—
Transfers in to Level 3:	2,720,375
Transfers out due to conversions and payoffs	(2,001,149)
Mark to market to December 31, 2016	581,912
Balance, December 31, 2016	$1,301,138
Loss on change in warrant and derivative liabilities for the year ended December 31, 2016	$(581,912)

Balance, January 1, 2017	$1,301,138
Transfers in due to issuance of liability warrants in connection with sale of common stock	1,003,870
Transfers in due to issuance of convertible notes and warrants with embedded conversion and
reset options	798,431
Transfers out due to warrant exercise	(610,967)
Mark to market to December 31, 2017	7,000,835
Balance, December 31, 2017	$9,493,307
Loss on change in warrant liabilities for the twelve months ended December 31, 2017	$(7,000,835)